UNITED STATES
SECURITIESAND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GOLUB CAPITAL BDC, INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported) February 10, 2014

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: 0001476765

James Van Pelt, (312) 205-5050

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GOLUB CAPITAL BDC, INC.

Date: February 10, 2014	By:	/s/ Joshua M. Levinson
	Name:	Joshua M. Levinson
	Title:	Chief Compliance Officer and Secretary